ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accumulated Other Comprehensive Income

The movement of accumulated other comprehensive loss is as follows:

Foreign currency translation adjustment
(RMB’000)
Balance as of December 31, 2012	1,219
Other comprehensive loss	811

Balance as of December 31, 2013	2,030

Balance as of December 31, 2013, in US$’000	335